Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
22. Goodwill and intangible assets
Intangible assets
		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
2019
Cost
As at 1 January 2019	4,768	5,835	389	1,630	558	13,180
Additions and disposals	-	857	120	(124)	(39)	814
Exchange and other movements	(8)	(49)	(4)	(41)	(30)	(132)
As at 31 December 2019	4,760	6,643	505	1,465	489	13,862
Accumulated amortisation and impairment
As at 1 January 2019	(861)	(2,362)	(254)	(1,359)	(371)	(5,207)
Disposals	-	67	25	124	37	253
Amortisation charge	-	(716)	(52)	(49)	(37)	(854)
Impairment charge	-	(17)	(2)	-	-	(19)
Exchange and other movements	-	39	4	34	7	84
As at 31 December 2019	(861)	(2,989)	(279)	(1,250)	(364)	(5,743)
Net book value	3,899	3,654	226	215	125	8,119
2018
Cost
As at 1 January 2018	4,759	5,501	427	1,547	519	12,753
Additions and disposals	-	280	(34)	-	12	258
Exchange and other movements	9	54	(4)	83	27	169
As at 31 December 2018	4,768	5,835	389	1,630	558	13,180
Accumulated amortisation and impairment
As at 1 January 2018	(860)	(2,195)	(313)	(1,209)	(327)	(4,904)
Disposals	-	530	101	-	13	644
Amortisation charge	-	(669)	(50)	(81)	(34)	(834)
Impairment charge	-	(6)	-	-	-	(6)
Exchange and other movements	(1)	(22)	8	(69)	(23)	(107)
As at 31 December 2018	(861)	(2,362)	(254)	(1,359)	(371)	(5,207)
Net book value	3,907	3,473	135	271	187	7,973

Goodwill

Goodwill

Goodwill is allocated to business operations according to business segments as follows:

	2019	2018
	£m	£m
Barclays UK	3,526	3,526
Barclays International	329	334
Head Office	44	47
Total net book value of goodwill	3,899	3,907